Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,653,338.40
Total Fee Amount	2,161.73
Total Offset Amount	0.00
Net Fee	$ 2,161.73
Offering Table N/A
Offset Table N/A	N/A